Transactions and Balances with Related Parties (Details Textual)		1 Months Ended		12 Months Ended
	Dec. 05, 2019 ¥ / shares shares	Jan. 02, 2018 $ / shares shares	Apr. 19, 2017 $ / shares shares	Dec. 31, 2019
Transactions and Balances with Related Parties (Textual)
Number of vested share options, description				During 2019, the Company granted to employees 2,723,500 restricted shares units ("RSUs"). The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.
Avi Reichental [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options		25,000	275,000
Share options exercisable into ordinary shares		25,000	275,000
Weighted average exercise price of share options exercisable | $ / shares			$ 1.77
Itzhak Shrem [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options		275,000
Share options exercisable into ordinary shares		275,000
Weighted average exercise price of share options exercisable | $ / shares		$ 1.59
Yoav Stern [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options	14,308,622
Share options exercisable into ordinary shares	14,308,622
Number of vested share options, description	The vesting start date of the share options is January 2, 2020.
Yoav Stern [Member] | NIS [Member]
Transactions and Balances with Related Parties (Textual)
Weighted average exercise price of share options exercisable | ¥ / shares	¥ 0.189